NET SALES - Allowance for bad debt activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for bad debt activity roll forward
Balance at the beginning of the year	$ 1,322	$ 1,535
Bad debt expense	358	253
Write-offs	(242)	(466)
Balance at the end of the year	$ 1,438	$ 1,322